Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income
Net realized losses on redemptions and sales of silver bullion	$ (5,400,608)	$ (966,565)
Change in unrealized gains (losses) on silver bullion	(76,160,284)	57,726,059
Total income	(81,560,892)	56,759,494
Expenses
Management fees (note 8)	4,027,753	4,282,624
Bullion storage fees	1,248,391	1,304,989
Sales tax	355,916	351,375
Listing and regulatory filing fees	157,874	106,238
Unitholder reporting costs	50,751	260,958
Administrative fees	98,821	107,860
Legal fees	77,839	72,787
Custodial fees	19,746	8,201
Audit fees	45,992	48,324
Trustee fees	4,187	4,417
Independent Review Committee fees	8,466	24,248
Net foreign exchange losses	356	236
Total expenses	6,096,092	6,572,257
Net income (loss) and comprehensive income (loss)	$ (87,656,984)	$ 50,187,237
Weighted average number of Units	150,405,589	147,546,362
Increase (decrease) in total equity from operations per Unit	$ (0.58)	$ 0.34